CONSOLIDATED INCOME STATEMENT - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CONSOLIDATED INCOME STATEMENT
Revenue	R 45,911.6	R 31,240.7	R 22,717.4
Cost of sales	(42,182.4)	(24,751.0)	(20,017.0)
Interest income	415.5	331.4	257.0
Finance expense	(2,971.8)	(903.1)	(561.8)
Share-based payments	(231.9)	(496.2)	(274.4)
Loss on financial instruments	(1,114.4)	(1,032.8)	(229.5)
(Gain)/loss on foreign exchange differences	292.4	219.6	(359.4)
Share of results of equity-accounted investees after tax	291.6	13.3	116.0
Other income	300.0	131.9	125.7
Other costs	(932.7)	(490.6)	(227.9)
Impairments	(4,411.0)	(1,381.1)
Occupational healthcare expense	(1,106.9)
Gain on disposal of property, plant and equipment	40.7	95.4	58.7
Restructuring costs	(729.8)	(187.7)	(104.8)
Transaction costs	(552.1)	(157.0)	(25.7)
Gain on acquisition		2,178.6
Net loss on derecognition of financial guarantee asset and liability			(158.3)
(Loss)/profit before royalties and tax	(6,981.2)	4,811.4	1,316.0
Royalties	(398.5)	(566.6)	(400.6)
(Loss)/profit before tax	(7,379.7)	4,244.8	915.4
Mining and income tax	2,946.6	(1,202.1)	(377.2)
(Loss)/profit for the year	(4,433.1)	3,042.7	538.2
Attributable to:
Owners of Sibanye-Stillwater	(4,437.4)	3,473.3	716.9
Non-controlling interests	R 4.3	R (430.6)	R (178.7)
Earnings per share attributable to owners of Sibanye-Stillwater
Basic earnings per share	R (2.29)	R 2.25	R 0.47
Diluted earnings per share	R (2.29)	R 2.25	R 0.47